Derivative Instruments - Fair Value Hedge (Narrative) (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) hedge	Dec. 31, 2024 EUR (€) hedge	Dec. 31, 2025 USD ($) hedge	Dec. 31, 2024 USD ($) hedge
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Number of hedging instruments | hedge		6	2	6	2
Average rate of hedging instrument		3.52%	3.57%	3.52%	3.57%
Interest Rate Swap and Cross Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Credit derivative, nominal amount		€ 300	€ 300	$ 327.3	$ 327.3
Derivative, adjustment to interest rate basis		6.10%	6.10%
Derivative, fixed interest rate paid		8.375%	8.375%	8.375%	8.375%
Interest Rate Swap
Disclosure of detailed information about hedging instruments [line items]
Credit derivative, nominal amount	$ 500.0			$ 600.0	$ 600.0
Derivative, adjustment to interest rate basis	2.4187%	2.5751%	2.5751%
Derivative, fixed interest rate paid	5.829%	6.404%	6.404%	6.404%	6.404%
Derivative, hedging ratio		100.00%		100.00%
Interest Rate Swap 2025
Disclosure of detailed information about hedging instruments [line items]
Credit derivative, nominal amount				$ 300.0